Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	RICI Linked - PAM Advisors Fund, LLC
Entity Central Index Key	0001462567
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	0
Entity Public Float	$ 0

Statements of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total Index Series
Equity in broker trading account
Cash	$ 35,834,498	$ 39,022,097
Net unrealized loss on open futures contracts	(660,454)	(7,034,079)
Total Equity in broker trading account	35,174,044	31,988,018
Cash and cash equivalents	22,155,680	3,892,851
Investments
Government-sponsored enterprise securities, at fair value	219,959,160	245,980,900
Mutual funds, at fair value	10,000,554	5,920,265
Receivable from MF Global		11,047,988
Total assets	287,289,438	298,830,022
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	145,587	170,048
Management fee payable to Managing Member	155,139	161,056
Support services fee payable	23,854	24,764
Servicing fee payable to selling agent	27,046	28,790
Withdrawals payable	14,926,716	4,148,997
Subscriptions received in advance	650,000	1,270,000
Total Liabilities	15,928,342	5,803,655
Members' equity (net assets)	271,361,096	293,026,367
Total liabilities and members' equity (net assets)	287,289,438	298,830,022
Agricultural Sector Series
Equity in broker trading account
Cash	2,626,089	1,716,218
Net unrealized loss on open futures contracts	(447,627)	(218,253)
Total Equity in broker trading account	2,178,462	1,497,965
Cash and cash equivalents	355,529	189,915
Investments
Government-sponsored enterprise securities, at fair value	9,698,930	9,498,975
Mutual funds, at fair value	200,000	846,264
Receivable from MF Global		972,273
Total assets	12,432,921	13,005,392
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	50,011	38,507
Management fee payable to Managing Member	6,686	7,002
Support services fee payable	1,028	1,077
Servicing fee payable to selling agent	4,589	6,142
Withdrawals payable	555,579	1,364,418
Total Liabilities	617,893	1,417,146
Members' equity (net assets)	11,815,028	11,588,246
Total liabilities and members' equity (net assets)	12,432,921	13,005,392
Total RICI Linked - PAM Advisors Fund, LLC
Equity in broker trading account
Cash	38,460,587	40,738,315
Net unrealized loss on open futures contracts	(1,108,081)	(7,252,332)
Total Equity in broker trading account	37,352,506	33,485,983
Cash and cash equivalents	22,511,209	4,082,766
Investments
Government-sponsored enterprise securities, at fair value	229,658,090	255,479,875
Mutual funds, at fair value	10,200,554	6,766,529
Receivable from MF Global		12,020,261
Total assets	299,722,359	311,835,414
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	195,598	208,555
Management fee payable to Managing Member	161,825	168,058
Support services fee payable	24,882	25,841
Servicing fee payable to selling agent	31,635	34,932
Withdrawals payable	15,482,295	5,513,415
Subscriptions received in advance	650,000	1,270,000
Total Liabilities	16,546,235	7,220,801
Members' equity (net assets)	283,176,124	304,614,613
Total liabilities and members' equity (net assets)	$ 299,722,359	$ 311,835,414

Condensed Schedule of Investments (USD $)	Dec. 31, 2012		Dec. 31, 2011
Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	$ (660,454)		$ (7,034,079)
Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(447,627)		(218,253)
Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(1,108,081)		(7,252,332)
Futures contracts, United States: Agriculture | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(3,604,351)		(1,896,563)	[1]
Percent of Members' Equity (Net Assets)	(1.33%)		(0.65%)	[1]
Futures contracts, United States: Agriculture | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts			(251,777)	[1]
Percent of Members' Equity (Net Assets)			(2.17%)	[1]
Futures contracts, United States: Agriculture | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(4,055,094)		(2,148,340)	[1]
Percent of Members' Equity (Net Assets)	(1.43%)		(0.71%)	[1]
Futures contracts, United States: 46 March 2013 CBOT Corn Contracts | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(120,450)
Percent of Members' Equity (Net Assets)	(1.02%)
Futures contracts, United States: 40 March 2013 CBOT Wheat Contracts | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(195,238)
Percent of Members' Equity (Net Assets)	(1.65%)
Futures contracts, United States: Other | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(135,055)	[1]
Percent of Members' Equity (Net Assets)	(1.14%)	[1]
Futures contracts, United States: Energy | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	431,994	[1]	(1,192,742)	[1]
Percent of Members' Equity (Net Assets)	0.16%	[1]	(0.41%)	[1]
Futures contracts, United States: Energy | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	431,994	[1]	(1,192,742)	[1]
Percent of Members' Equity (Net Assets)	0.15%	[1]	(0.39%)	[1]
Futures contracts, United States: Metals | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(515,960)	[1]	(1,778,430)	[1]
Percent of Members' Equity (Net Assets)	(0.19%)	[1]	(0.61%)	[1]
Futures contracts, United States: Metals | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(515,960)	[1]	(1,778,430)	[1]
Percent of Members' Equity (Net Assets)	(0.18%)	[1]	(0.58%)	[1]
Total futures contracts - United States | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(3,688,317)		(4,867,735)	[1]
Percent of Members' Equity (Net Assets)	(1.36%)		(1.67%)	[1]
Total futures contracts - United States | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(450,743)		(251,777)	[1]
Percent of Members' Equity (Net Assets)	(3.81%)		(2.17%)	[1]
Total futures contracts - United States | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(4,139,060)		(5,119,512)	[1]
Percent of Members' Equity (Net Assets)	(1.46%)		(1.68%)	[1]
Futures contracts, Foreign: Agriculture | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	4,585	[1]	295,602	[1]
Percent of Members' Equity (Net Assets)		[2]	0.10%	[1]
Futures contracts, Foreign: Agriculture | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	3,116	[1]	33,524	[1]
Percent of Members' Equity (Net Assets)	0.03%	[1]	0.29%	[1]
Futures contracts, Foreign: Agriculture | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	7,701	[1]	329,126	[1]
Percent of Members' Equity (Net Assets)		[2]	0.11%	[1]
Futures contracts, Foreign: Energy | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	141,040	[1]	(271,260)	[1]
Percent of Members' Equity (Net Assets)	0.05%	[1]	(0.09%)	[1]
Futures contracts, Foreign: Energy | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	141,040	[1]	(271,260)	[1]
Percent of Members' Equity (Net Assets)	0.05%	[1]	(0.09%)	[1]
Futures contracts, Foreign: Metals | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	2,882,238	[1]	(2,190,686)	[1]
Percent of Members' Equity (Net Assets)	1.06%	[1]	(0.75%)	[1]
Futures contracts, Foreign: Metals | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	2,882,238	[1]	(2,190,686)	[1]
Percent of Members' Equity (Net Assets)	1.02%	[1]	(0.72%)	[1]
Total futures contracts - Foreign | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	3,027,863		(2,166,344)	[1]
Percent of Members' Equity (Net Assets)	1.11%		(0.74%)	[1]
Total futures contracts - Foreign | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	3,116		33,524	[1]
Percent of Members' Equity (Net Assets)	0.03%		0.29%	[1]
Total futures contracts - Foreign | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	3,030,979		(2,132,820)	[1]
Percent of Members' Equity (Net Assets)	1.07%		(0.70%)	[1]
Total net unrealized loss on open futures contracts | Total Index Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(660,454)		(7,034,079)	[1]
Percent of Members' Equity (Net Assets)	(0.23%)		(2.41%)	[1]
Total net unrealized loss on open futures contracts | Agricultural Sector Series
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(447,627)		(218,253)	[1]
Percent of Members' Equity (Net Assets)	(3.78%)		(1.88%)	[1]
Total net unrealized loss on open futures contracts | Total RICI Linked - PAM Advisors Fund, LLC
Total Net Unrealized Gain (Loss) on Open Long Futures Contracts	(1,108,081)		(7,252,332)	[1]
Percent of Members' Equity (Net Assets)	(0.39%)		(2.38%)	[1]
$ 40,000,000 Treasury bill due 01/10/2013 | Total Index Series
Cost	39,971,850
Fair Value	39,999,600
Percent of Members' Equity (Net Assets)	14.74%
$ 40,000,000 Treasury bill due 01/10/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	39,971,850
Fair Value	39,999,600
Percent of Members' Equity (Net Assets)	14.13%
$ 30,000,000 Treasury bill due 01/17/2013 | Total Index Series
Cost	29,982,858
Fair Value	29,999,700
Percent of Members' Equity (Net Assets)	11.06%
$ 30,000,000 Treasury bill due 01/17/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	29,982,858
Fair Value	29,999,700
Percent of Members' Equity (Net Assets)	10.59%
$ 6,200,000 Treasury bill due 01/17/2013 | Agricultural Sector Series
Cost	6,196,241
Fair Value	6,199,938
Percent of Members' Equity (Net Assets)	52.48%
$ 6,200,000 Treasury bill due 01/17/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	6,196,241
Fair Value	6,199,938
Percent of Members' Equity (Net Assets)	2.19%
$ 16,000,000 Treasury bill due 02/07/2013 | Total Index Series
Cost	15,988,675
Fair Value	15,999,520
Percent of Members' Equity (Net Assets)	5.90%
$ 16,000,000 Treasury bill due 02/07/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	15,988,675
Fair Value	15,999,520
Percent of Members' Equity (Net Assets)	5.65%
$ 4,000,000 Treasury bill due 02/28/2013 | Total Index Series
Cost	3,997,499
Fair Value	3,999,840
Percent of Members' Equity (Net Assets)	1.47%
$ 4,000,000 Treasury bill due 02/28/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	3,997,499
Fair Value	3,999,840
Percent of Members' Equity (Net Assets)	1.41%
$ 1,000,000 Treasury bill due 02/28/2013 | Agricultural Sector Series
Cost	999,378
Fair Value	999,960
Percent of Members' Equity (Net Assets)	8.46%
$ 1,000,000 Treasury bill due 02/28/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	999,378
Fair Value	999,960
Percent of Members' Equity (Net Assets)	0.35%
$ 20,000,000 Treasury bill due 04/11/2013 | Total Index Series
Cost	19,986,068
Fair Value	19,996,400
Percent of Members' Equity (Net Assets)	7.37%
$ 20,000,000 Treasury bill due 04/11/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	19,986,068
Fair Value	19,996,400
Percent of Members' Equity (Net Assets)	7.06%
$ 20,000,000 Treasury bill due 04/18/2013 | Total Index Series
Cost	19,985,830
Fair Value	19,995,800
Percent of Members' Equity (Net Assets)	7.37%
$ 20,000,000 Treasury bill due 04/18/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	19,985,830
Fair Value	19,995,800
Percent of Members' Equity (Net Assets)	7.06%
$ 20,000,000 Treasury bill due 04/18/2013 | Total Index Series
Cost	19,985,828
Fair Value	19,995,800
Percent of Members' Equity (Net Assets)	7.37%
$ 20,000,000 Treasury bill due 04/18/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	19,985,828
Fair Value	19,995,800
Percent of Members' Equity (Net Assets)	7.06%
$ 40,000,000 Treasury bill due 05/09/2013 | Total Index Series
Cost	39,973,839
Fair Value	39,987,200
Percent of Members' Equity (Net Assets)	14.74%
$ 40,000,000 Treasury bill due 05/09/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	39,973,839
Fair Value	39,987,200
Percent of Members' Equity (Net Assets)	14.12%
$ 1,000,000 Treasury bill due 05/16/2013 | Agricultural Sector Series
Cost	999,405
Fair Value	999,660
Percent of Members' Equity (Net Assets)	8.46%
$ 1,000,000 Treasury bill due 05/16/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	999,405
Fair Value	999,660	[1],[2]
Percent of Members' Equity (Net Assets)	0.35%
$ 30,000,000 Treasury bill due 06/20/2013 | Total Index Series
Cost	29,986,453
Fair Value	29,985,300
Percent of Members' Equity (Net Assets)	11.05%
$ 30,000,000 Treasury bill due 06/20/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	29,986,453
Fair Value	29,985,300
Percent of Members' Equity (Net Assets)	10.59%
$ 1,500,000 Treasury bill due 06/20/2013 | Agricultural Sector Series
Cost	1,499,372
Fair Value	1,499,372
Percent of Members' Equity (Net Assets)	12.69%
$ 1,500,000 Treasury bill due 06/20/2013 | Total RICI Linked - PAM Advisors Fund, LLC
Cost	1,499,372
Fair Value	1,499,372
Percent of Members' Equity (Net Assets)	0.53%
Total Government sponsored enterprise securities | Total Index Series
Cost	219,858,900		245,930,810
Fair Value	219,959,160		245,980,900
Percent of Members' Equity (Net Assets)	81.07%		83.94%
Total Government sponsored enterprise securities | Agricultural Sector Series
Cost	9,694,396		9,496,457
Fair Value	9,698,930		9,498,975
Percent of Members' Equity (Net Assets)	82.09%		81.97%
Total Government sponsored enterprise securities | Total RICI Linked - PAM Advisors Fund, LLC
Cost	229,553,296		255,427,267
Fair Value	229,658,090		255,479,875
Percent of Members' Equity (Net Assets)	81.09%		83.86%
Total mutual funds | Total Index Series
Cost	10,000,564		5,920,265
Fair Value	10,000,554		5,920,265
Percent of Members' Equity (Net Assets)	3.68%		2.02%
Total mutual funds | Agricultural Sector Series
Cost	200,000		846,264
Fair Value	200,000		846,264
Percent of Members' Equity (Net Assets)	1.70%		7.30%
Total mutual funds | Total RICI Linked - PAM Advisors Fund, LLC
Cost	10,200,564		6,766,529
Fair Value	10,200,554		6,766,529
Percent of Members' Equity (Net Assets)	3.62%		2.22%
$ 84,000,000 Treasury bill due 01/26/2012 | Total Index Series
Cost			83,960,521
Fair Value			83,999,160
Percent of Members' Equity (Net Assets)			28.67%
$ 84,000,000 Treasury bill due 01/26/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			83,960,521
Fair Value			83,999,160
Percent of Members' Equity (Net Assets)			27.58%
$ 6,000,000 Treasury bill due 01/26/2012 | Agricultural Sector Series
Cost			5,997,205
Fair Value			5,999,940
Percent of Members' Equity (Net Assets)			51.78%
$ 6,000,000 Treasury bill due 01/26/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			5,997,205
Fair Value			5,999,940
Percent of Members' Equity (Net Assets)			1.97%
$ 35,000,000 Treasury bill due 04/05/2012 | Total Index Series
Cost			34,996,368
Fair Value			34,998,250
Percent of Members' Equity (Net Assets)			11.94%
$ 35,000,000 Treasury bill due 04/05/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			34,996,368
Fair Value			34,998,250
Percent of Members' Equity (Net Assets)			11.49%
$ 40,000,000 Treasury bill due 04/19/2012 | Total Index Series
Cost			39,989,389
Fair Value			39,997,600
Percent of Members' Equity (Net Assets)			13.65%
$ 40,000,000 Treasury bill due 04/19/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			39,989,389
Fair Value			39,997,600
Percent of Members' Equity (Net Assets)			13.13%
$ 10,000,000 Treasury bill due 04/26/2012 | Total Index Series
Cost			9,997,735
Fair Value			9,999,300
Percent of Members' Equity (Net Assets)			3.41%
$ 10,000,000 Treasury bill due 04/26/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			9,997,735
Fair Value			9,999,300
Percent of Members' Equity (Net Assets)			3.28%
$ 57,000,000 Treasury bill due 05/17/2012 | Total Index Series
Cost			56,991,341
Fair Value			56,992,590
Percent of Members' Equity (Net Assets)			19.45%
$ 57,000,000 Treasury bill due 05/17/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			56,991,341
Fair Value			56,992,590
Percent of Members' Equity (Net Assets)			18.71%
$ 500,000 Treasury bill due 05/17/2012 | Agricultural Sector Series
Cost			499,929
Fair Value			499,935
Percent of Members' Equity (Net Assets)			4.31%
$ 500,000 Treasury bill due 05/17/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			499,929
Fair Value			499,935
Percent of Members' Equity (Net Assets)			0.16%
$ 20,000,000 Treasury bill due 06/28/2012 | Total Index Series
Cost			19,995,456
Fair Value			19,994,000
Percent of Members' Equity (Net Assets)			6.82%
$ 20,000,000 Treasury bill due 06/28/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			19,995,456
Fair Value			19,994,000
Percent of Members' Equity (Net Assets)			6.56%
$ 3,000,000 Treasury bill due 06/28/2012 | Agricultural Sector Series
Cost			2,999,323
Fair Value			2,999,100
Percent of Members' Equity (Net Assets)			25.88%
$ 3,000,000 Treasury bill due 06/28/2012 | Total RICI Linked - PAM Advisors Fund, LLC
Cost			2,999,323
Fair Value			2,999,100
Percent of Members' Equity (Net Assets)			0.98%
Federated Government Obligations Fund (5,000,057 shares) | Total Index Series
Cost	5,000,067
Fair Value	5,000,057
Percent of Members' Equity (Net Assets)	1.84%
Federated Government Obligations Fund (5,000,057 shares) | Total RICI Linked - PAM Advisors Fund, LLC
Cost	5,000,067
Fair Value	5,000,057
Percent of Members' Equity (Net Assets)	1.77%
Federated Government Obligations Fund (1,00,000 shares) | Agricultural Sector Series
Cost	100,000
Fair Value	100,000
Percent of Members' Equity (Net Assets)	0.85%
Federated Government Obligations Fund (1,00,000 shares) | Total RICI Linked - PAM Advisors Fund, LLC
Cost	100,000
Fair Value	100,000
Percent of Members' Equity (Net Assets)	0.04%
AIM Government & Agency Portfolio Institutional (5,000,497 shares) | Total Index Series
Cost	5,000,497
Fair Value	5,000,497
Percent of Members' Equity (Net Assets)	1.84%
AIM Government & Agency Portfolio Institutional (5,000,497 shares) | Total RICI Linked - PAM Advisors Fund, LLC
Cost	5,000,497
Fair Value	5,000,497
Percent of Members' Equity (Net Assets)	1.77%
AIM Government & Agency Portfolio Institutional (100,000 shares) | Agricultural Sector Series
Cost	100,000
Fair Value	100,000
Percent of Members' Equity (Net Assets)	0.85%
AIM Government & Agency Portfolio Institutional (100,000 shares) | Total RICI Linked - PAM Advisors Fund, LLC
Cost	100,000
Fair Value	100,000
Percent of Members' Equity (Net Assets)	0.04%
AIM Government & Agency Portfolio Institutional (5,920,265 shares) | Total Index Series
Cost			5,920,265
Fair Value			5,920,265
Percent of Members' Equity (Net Assets)			2.02%
AIM Government & Agency Portfolio Institutional (5,920,265 shares) | Total RICI Linked - PAM Advisors Fund, LLC
Cost			5,920,265
Fair Value			5,920,265
Percent of Members' Equity (Net Assets)			1.94%
AIM Government & Agency Portfolio Institutional (846,264 shares) | Agricultural Sector Series
Cost			846,264
Fair Value			846,264
Percent of Members' Equity (Net Assets)			7.30%
AIM Government & Agency Portfolio Institutional (846,264 shares) | Total RICI Linked - PAM Advisors Fund, LLC
Cost			846,264
Fair Value			$ 846,264
Percent of Members' Equity (Net Assets)			0.28%

[1]	No individual futures contract position constituted greater than 1% of members’ equity (net assets).
[2]	Represents less than 0.01% of members’ equity (net assets).

Condensed Schedule of Investments (Parenthetical) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Futures contracts, Foreign: Agriculture Total Index Series	Dec. 31, 2012 $ 40,000,000 Treasury bill due 01/10/2013 Total Index Series	Dec. 31, 2012 $ 40,000,000 Treasury bill due 01/10/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 30,000,000 Treasury bill due 01/17/2013 Total Index Series	Dec. 31, 2012 $ 30,000,000 Treasury bill due 01/17/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 6,200,000 Treasury bill due 01/17/2013 Agricultural Sector Series	Dec. 31, 2012 $ 6,200,000 Treasury bill due 01/17/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 16,000,000 Treasury bill due 02/07/2013 Total Index Series	Dec. 31, 2012 $ 16,000,000 Treasury bill due 02/07/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 4,000,000 Treasury bill due 02/28/2013 Total Index Series	Dec. 31, 2012 $ 4,000,000 Treasury bill due 02/28/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 1,000,000 Treasury bill due 02/28/2013 Agricultural Sector Series	Dec. 31, 2012 $ 1,000,000 Treasury bill due 02/28/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 20,000,000 Treasury bill due 04/11/2013 Total Index Series	Dec. 31, 2012 $ 20,000,000 Treasury bill due 04/11/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 20,000,000 Treasury bill due 04/18/2013 Total Index Series	Dec. 31, 2012 $ 20,000,000 Treasury bill due 04/18/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 40,000,000 Treasury bill due 05/09/2013 Total Index Series	Dec. 31, 2012 $ 40,000,000 Treasury bill due 05/09/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 1,000,000 Treasury bill due 05/16/2013 Agricultural Sector Series	Dec. 31, 2012 $ 1,000,000 Treasury bill due 05/16/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 30,000,000 Treasury bill due 06/20/2013 Total Index Series	Dec. 31, 2012 $ 30,000,000 Treasury bill due 06/20/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 1,500,000 Treasury bill due 06/20/2013 Agricultural Sector Series	Dec. 31, 2012 $ 1,500,000 Treasury bill due 06/20/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2011 $ 84,000,000 Treasury bill due 01/26/2012 Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2011 $ 6,000,000 Treasury bill due 01/26/2012 Total RICI Linked - PAM Advisors Fund, LLC Agricultural Sector Series	Dec. 31, 2011 $ 35,000,000 Treasury bill due 04/05/2012 Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2011 $ 40,000,000 Treasury bill due 04/19/2012 Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2011 $ 10,000,000 Treasury bill due 04/26/2012 Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2011 $ 57,000,000 Treasury bill due 05/17/2012 Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2011 $ 500,000 Treasury bill due 05/17/2012 Total RICI Linked - PAM Advisors Fund, LLC Agricultural Sector Series	Dec. 31, 2011 $ 20,000,000 Treasury bill due 06/28/2012 Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2011 $ 3,000,000 Treasury bill due 06/28/2012 Total RICI Linked - PAM Advisors Fund, LLC Agricultural Sector Series	Dec. 31, 2012 Federated Government Obligations Fund (5,000,057 shares) Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2012 Federated Government Obligations Fund (1,00,000 shares) Total RICI Linked - PAM Advisors Fund, LLC Agricultural Sector Series	Dec. 31, 2012 AIM Government & Agency Portfolio Institutional (5,000,497 shares) Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2012 AIM Government & Agency Portfolio Institutional (100,000 shares) Total RICI Linked - PAM Advisors Fund, LLC Agricultural Sector Series	Dec. 31, 2011 AIM Government & Agency Portfolio Institutional (5,920,265 shares) Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2011 AIM Government & Agency Portfolio Institutional (846,264 shares) Total RICI Linked - PAM Advisors Fund, LLC Agricultural Sector Series
Mutual funds, government agency portfolio institutional, shares																																				5,000,057	100,000	5,000,497	100,000	5,920,265	846,264
Treasury bill value			$ 40,000,000	$ 40,000,000	$ 30,000,000	$ 30,000,000	$ 6,200,000	$ 6,200,000	$ 16,000,000	$ 16,000,000	$ 4,000,000	$ 4,000,000	$ 1,000,000	$ 1,000,000	$ 20,000,000	$ 20,000,000	$ 20,000,000	$ 20,000,000	$ 40,000,000	$ 40,000,000	$ 1,000,000	$ 1,000,000	$ 30,000,000	$ 30,000,000	$ 1,500,000	$ 1,500,000	$ 84,000,000	$ 6,000,000	$ 35,000,000	$ 40,000,000	$ 10,000,000	$ 57,000,000	$ 500,000	$ 20,000,000	$ 3,000,000
Investment maturity date			Jan 10, 2013	Jan 10, 2013	Jan 17, 2013	Jan 17, 2013	Jan 17, 2013	Jan 7, 2013	Feb 7, 2013	Feb 7, 2013	Feb 28, 2013	Feb 28, 2013	Feb 28, 2013	Mar 28, 2013	Apr 11, 2013	Apr 11, 2013	Apr 18, 2013	Apr 18, 2013	May 9, 2013	May 9, 2013	May 16, 2013	May 16, 2013	Jun 20, 2013	Jun 20, 2013	Jun 20, 2013	Jun 20, 2013	Jan 26, 2012	Jan 26, 2012	Apr 5, 2012	Apr 19, 2012	Apr 26, 2012	May 17, 2012	May 17, 2012	Jun 28, 2012	Jun 28, 2012
Percentage of individual futures contract position of members equity	1.00%
Percentage of members equity net assets maximum		0.01%

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Index Series
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	$ (715,640)	$ 6,048,457	$ 39,937,080
Realized gains on securities	194,219	437,116	267,492
Change in unrealized gains (losses) on open futures contracts	6,373,625	(27,932,012)	16,195,091
Change in unrealized gains (losses) on securities	50,160	(92,490)	142,579
Brokerage commissions	(528,501)	(577,517)	(486,898)
Net realized and unrealized gain (loss) on investments	5,373,863	(22,116,446)	56,055,344
Investment income (loss)
Interest income	22,159	34,465	102,472
MF Global gain/(loss)	5,688,660	(7,330,679)
Investment income, total	5,710,819	(7,296,214)	102,472
Expenses
Management fees	1,916,415	2,194,951	1,568,683
Operating expenses	446,137	466,268	426,979
Support services fee	294,673	337,502	160,240
Servicing fees	109,638	135,874	119,620
Total expenses	2,766,863	3,134,595	2,275,522
Net investment income (loss)	2,943,956	(10,430,809)	(2,173,050)
Net income gain (loss)	8,317,819	(32,547,255)	53,882,294
Agricultural Sector Series
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	467,837	(789,315)	3,251,109
Realized gains on securities	7,445	20,120	20,788
Change in unrealized gains (losses) on open futures contracts	(229,374)	(2,009,749)	1,514,854	[1],[2]
Change in unrealized gains (losses) on securities	2,016	(2,908)	5,426
Brokerage commissions	(27,763)	(34,806)	(43,746)
Net realized and unrealized gain (loss) on investments	220,161	(2,816,658)	4,748,431
Investment income (loss)
Interest income	1,291	1,752	4,957
MF Global gain/(loss)	347,629	(486,844)
Investment income, total	348,920	(485,092)	4,957
Expenses
Management fees	84,882	106,704	107,078
Operating expenses	53,447	51,451	49,590
Support services fee	13,052	16,407	9,302
Servicing fees	18,419	29,966	21,679
Total expenses	169,800	204,528	187,649
Net investment income (loss)	179,120	(689,620)	(182,692)
Net income gain (loss)	399,281	(3,506,278)	4,565,739
Energy Sector Series
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts			(206,448)
Realized gains on securities			1,620
Change in unrealized gains (losses) on open futures contracts
Change in unrealized gains (losses) on securities
Brokerage commissions			(3,433)
Net realized and unrealized gain (loss) on investments			(208,261)
Investment income (loss)
Interest income			883
MF Global gain/(loss)
Investment income, total			883
Expenses
Management fees			10,726
Operating expenses			15,287
Support services fee			426
Servicing fees			71
Total expenses			26,510
Net investment income (loss)			(25,627)
Net income gain (loss)			(233,888)
Total RICI Linked - PAM Advisors Fund, LLC
Realized and unrealized gains (losses) on investments
Realized gains (losses) on futures contracts	(247,803)	5,259,142	42,981,741
Realized gains on securities	201,664	457,236	289,900
Change in unrealized gains (losses) on open futures contracts	6,144,251	(29,941,761)	17,709,945
Change in unrealized gains (losses) on securities	52,176	(95,398)	148,005
Brokerage commissions	(556,264)	(612,323)	(534,077)
Net realized and unrealized gain (loss) on investments	5,594,024	(24,933,104)	60,595,514
Investment income (loss)
Interest income	23,450	36,217	108,312
MF Global gain/(loss)	6,036,289	(7,817,523)
Investment income, total	6,059,739	(7,781,306)	108,312
Expenses
Management fees	2,001,297	2,301,655	1,686,487
Operating expenses	499,584	517,719	491,856
Support services fee	307,725	353,909	169,968
Servicing fees	128,057	165,840	141,370
Total expenses	2,936,663	3,339,123	2,489,681
Net investment income (loss)	3,123,076	(11,120,429)	(2,381,369)
Net income gain (loss)	$ 8,717,100	$ (36,053,533)	$ 58,214,145

[1]	No individual futures contract position constituted greater than 1% of members’ equity (net assets).
[2]	Represents less than 0.01% of members’ equity (net assets).

Statement of Changes in Members' Equity (Net Assets) (USD $)	Total RICI Linked - PAM Advisors Fund, LLC	Total Index Series	Agricultural Sector Series	Energy Sector Series	Managing Total RICI Linked - PAM Advisors Fund, LLC	Managing Total Index Series	Managing Agricultural Sector Series	Non-Managing Total RICI Linked - PAM Advisors Fund, LLC	Non-Managing Total Index Series	Non-Managing Agricultural Sector Series	Non-Managing Energy Sector Series
Members' equity (net assets), beginning balance at Dec. 31, 2009	$ 178,159,034	$ 168,054,984	$ 10,104,050		$ 66,662	$ 34,479	$ 32,183	$ 178,092,372	$ 168,020,505	$ 10,071,867
Subscriptions, net	145,006,340	129,833,428	12,089,466	3,083,446				145,006,340	129,833,428	12,089,466	3,083,446
Withdrawals	(38,202,679)	(26,152,335)	(9,200,786)	(2,849,558)				(38,202,679)	(26,152,335)	(9,200,786)	(2,849,558)
Net income (loss)	58,214,145	53,882,294	4,565,739	(233,888)	17,969	6,401	11,568	58,196,176	53,875,893	4,554,171	(233,888)
Members' equity (net assets), ending balance at Dec. 31, 2010	343,176,840	325,618,371	17,558,469		84,631	40,880	43,751	343,092,209	325,577,491	17,514,718
Subscriptions, net	66,146,386	62,986,349	3,160,037					66,146,386	62,986,349	3,160,037
Withdrawals	(68,655,080)	(63,031,098)	(5,623,982)					(68,655,080)	(63,031,098)	(5,623,982)
Net income (loss)	(36,053,533)	(32,547,255)	(3,506,278)		(12,118)	(3,878)	(8,240)	(36,041,415)	(32,543,377)	(3,498,038)
Members' equity (net assets), ending balance at Dec. 31, 2011	304,614,613	293,026,367	11,588,246		72,513	37,002	35,511	304,542,100	292,989,365	11,552,735
Subscriptions, net	55,197,874	52,314,590	2,883,284					55,197,874	52,314,590	2,883,284
Withdrawals	(85,353,463)	(82,297,680)	(3,055,783)					(85,353,463)	(82,297,680)	(3,055,783)
Net income (loss)	8,717,100	8,317,819	399,281		2,609	1,319	1,290	8,714,491	8,316,500	397,991
Members' equity (net assets), ending balance at Dec. 31, 2012	$ 283,176,124	$ 271,361,096	$ 11,815,028		$ 75,122	$ 38,321	$ 36,801	$ 283,101,002	$ 271,322,775	$ 11,778,227

Nature of Operations and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Nature of Operations and Significant Accounting Policies [Abstract]
Nature of Operations and Significant Accounting Policies

Note 1. Nature of Operations and Significant Accounting Policies

RICI ® Linked – PAM Advisors Fund, LLC (the Company) is a limited liability company organized under the Delaware Limited Liability Company Act. The Company engages in the speculative trading of commodity futures, options on futures, forward contracts and other derivatives on exchanges and markets located in the United States and abroad. These financial statements incorporate the financial condition, results of operations and changes in members’ equity (net assets) of the Company as a whole as well as each Series of membership interest in the Company.

Series of membership interests: The Company is currently offering four series (each, a Series) of limited liability company interests (Interests): the RICI® Linked – PAM Total Index Series (Total Index Series), the RICI® Linked – PAM Agricultural Sector Series (Agricultural Sector Series), the RICI® Linked – PAM Energy Sector Series (Energy Sector Series), and the RICI ® Linked – PAM Metals Sector Series (Metals Sector Series). Each Series invests substantially all of its assets in derivative contracts representing the commodity positions contained in the Rogers International Commodity Index® (Index), or a sub-index thereof. Each Series is designed to be a portfolio diversification option - not a complete investment program – for sophisticated investors seeking exposure to commodities. Currently, three Series have commenced trading, the Total Index Series which began trading May 8, 2007, the Agricultural Sector Series which began trading February 1, 2008 and the Energy Sector Series which began trading January 1, 2010. The Energy Sector Series ceased operations after paying out withdrawal proceeds with respect to the July 31, 2010 withdrawal date. The Metals Sector Series has not yet commenced operations.

The Company has been granted a license to use the Index pursuant to a sub-licensing arrangement. If the sub-license arrangement were to terminate and the Company lost use of the Index, the Company will have to terminate the offering of its Interests in the Company.

Price Asset Management, Inc. is the Managing Member of the Company. The Company operated under exemption pursuant to Regulation 4.7 under the Commodity Exchange Act (“CEA”). Effective August 1, 2009 the Company no longer claims exemption and operates pursuant to Regulation 4.22 under the CEA.

The Company is organized as a “series” limited liability company such that, pursuant to Section 18-215(b) of the Delaware Limited Liability Company Act, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable only against the assets of such Series and not against the assets of the Company generally or any other Series. Accordingly, the assets of one Series of the Company include only those funds and other assets that are paid to, held by or distributed to the Company on account of and for the benefit of that Series, including, without limitation, funds delivered to the Company for investment in that Series.

Total Index Series: trading is comprised of three commodity product sectors encompassing 37 markets worldwide.

Agricultural Sector Series: trading is comprised of one commodity product sector encompassing 21 agricultural markets worldwide.

Energy Sector Series: trading is comprised of one commodity product sector encompassing 6 energy markets worldwide.

Metals Sector Series: trading is comprised of one commodity product sector encompassing 10 metals markets worldwide.

Accounting policies: The Company follows generally accepted accounting principles (GAAP), as established by the Financial Accounting Standards Board (FASB), to ensure consistent reporting of financial condition and results of operations.

Use of estimates: The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents: Cash and cash equivalents include highly liquid instruments with original maturities of three months or less at the date of acquisition.

Net asset value: “Net Asset Value” or “Net Assets” associated with each Series is the sum of all cash plus investments, at fair value, plus the liquidating value of all open commodity positions maintained by the Series plus interest receivable and other assets, less all liabilities of the Series determined in accordance with GAAP.

Securities and derivative financial instruments: Investments in securities and derivative financial instruments and related expenses are recorded on trade date and at fair value. Gains and losses are realized when contracts are liquidated. Unrealized gains or losses on open contracts (the difference between contract purchase price and market price) at the date of the statements of financial condition are included in equity in broker trading accounts as a net unrealized gain or loss, as there exists a right to offset. Any change in net unrealized gain or loss from the preceding period is reported in the statements of operations. Brokerage commissions include clearing and exchange fees and are separately reported in the statements of operations.

Translation of foreign currencies: The Company’s functional currency is the U.S. dollar; however, it transacts business in foreign currencies. Investments denominated in foreign currencies are translated into U.S. dollars at the rates in effect at the date of the statements of financial condition. Income and expense items denominated in foreign currencies are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported as part of realized gains and losses in the statements of operations.

Subscriptions: Non-managing member subscriptions are presented in the statement of changes in members’ equity (net assets), net of sales fees, if any.

Withdrawals payable: Withdrawals prior to month end with a fixed effective date and fixed amount are recorded as withdrawals payable as of month end.

Ongoing offering expenses: Ongoing offering expenses are charged to expense as incurred.

Income taxes: No provision for income taxes has been made in these financial statements because members are individually responsible for reporting income or loss based on their respective shares in the Company’s income and expenses as reported for income tax purposes.

The FASB provides guidance for how uncertain tax positions should be recognized, measured, disclosed and presented in the financial statements. The guidance requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained “when challenged” or “when examined” by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and liability in the current year. Through December 31, 2012, management has determined that there are no material uncertain income tax positions.

The Company is not subject to examination by U.S. Federal and state tax authorities for years before 2009.

Reclassifications: Certain balances for the year ended December 31, 2010, have been reclassified to conform to the 2012 presentation with no effect on the results from operations.

Statement of cash flows: The Company has elected not to provide statements of cash flows as permitted by GAAP as all of the following conditions have been met:

During the year, substantially all of the Company’s investments were classified as Level 1 and Level 2 assets and liabilities within the fair value hierarchy;

Substantially all of the Company’s investments are carried at fair value;

The Company had little or no debt during the year; and

The Company’s financial statements include a statement of changes in members’ equity (net assets).

Recently issued accounting pronouncements: In December 2011, the FASB issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for annual and interim periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The effective date is January 1, 2013. The adoption of this guidance is not expected to have a material impact on the Company’s financial position or results of operations.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

Note 2. Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company utilizes valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities recorded at fair value are categorized within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability. The three levels of the fair value hierarchy are described below:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2. Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly; and fair value is determined through the use of models or other valuation methodologies.

Level 3. Inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. The following section describes the valuation techniques used by the Company to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

The fair values of exchange traded futures contracts are based upon exchange settlement prices. Shares of mutual funds, which include money market funds, are valued at the net asset value based on quoted market prices. Government-sponsored enterprise securities are stated at cost plus accrued interest, which approximates fair value based on quoted market prices for identical assets in an active market. These financial instruments are classified as Level 1 of the fair value hierarchy.

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis within the fair value hierarchy as of:

	Total Index Series		Agricultural Sector Series		Total RICI® Linked - PAM Advisors Fund, LLC
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012	2011
Description	Level 1	Level 1	Level 1	Level 1	Level 1	Level 1
Equity in broker trading account Futures contracts	$(660,454)	$(7,034,079)	$(447,627)	$(218,253)	$(1,108,081)	$(7,252,332)
Cash and cash equivalents Money market funds	11,779,729	191,286	309,127	—	12,088,856	191,286
Investments Government-sponsored enterprise securities	219,959,160	245,980,900	9,698,930	9,498,975	229,658,090	255,479,875
Mutual funds	10,000,554	5,920,265	200,000	846,264	10,200,554	6,766,529

	$241,078,989	$245,058,372	$9,760,430	$10,126,986	$250,839,419	$255,185,358

At December 31, 2012 and 2011 and for the years then ended, the Company had no Level 2 or Level 3 assets or liabilities. The Company assesses the levels or assets and liabilities measured at fair value at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstance that caused the transfer. There was no transfer among Levels 1, 2 and 3 during the years ended December 31, 2012 and 2011.

In addition, substantially all of the Company’s other assets and liabilities are considered financial instruments and are reflected at fair value, or at carrying amounts that approximate fair value because of the short maturity of the instruments.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments

Note 3. Derivative Instruments

Expanded disclosure is presented, in accordance with FASB guidance, to provide the users of the financial statements with an enhanced understanding of the use of derivative instruments, and how derivative and hedging activities affect financial position and operations.

The Company’s derivative contracts are comprised of futures contracts. These derivative contracts are recorded on the statements of financial condition as assets measured at fair value and the related realized and unrealized gain (loss) associated with these derivatives is recorded in the statements of operations. The Company has considered the counterparty credit risk related to all its futures contracts and does not deem any counterparty credit risk material at this time. The Company does not consider any derivative instruments to be hedging instruments, as this term is generally understood under FASB guidance.

As of December 31, 2012 and 2011 the Total Index Series’ derivative contracts had the following impact on the statement of financial condition:

Total Index Series

	Contract Risk	Location	Asset Derivatives December 31, 2012	Liability Derivatives December 31, 2012	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$1,123,319	$(4,723,085)	$(3,599,766)
Energy			924,732	(351,698)	573,034
Metals			3,996,960	(1,630,682)	2,366,278

			$6,045,011	$(6,705,465)	$(660,454)

	Contract Risk	Location	Asset Derivatives December 31, 2011	Liability Derivatives December 31, 2011	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$1,758,810	$(3,359,771)	$(1,600,961)
Energy			102,759	(1,566,761)	(1,464,002)
Metals			2,412,135	(6,381,251)	(3,969,116)

			$4,273,704	$(11,307,783)	$(7,034,079)

For the years ended December 31, 2012, 2011 and 2010 the Total Index Series’ derivative contracts had the following impact on the statements of operations:

		Year ended December 31, 2012
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$6,076,139	$(10,497,383)	$(4,421,244)
Energy		(3,399,815)	7,430,349	4,030,534
Metals		(3,391,964)	9,440,659	6,048,695

		$(715,640)	$6,373,625	$5,657,985

		Year ended December 31, 2011
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(4,357,794)	$(13,715,042)	$(18,072,836)
Energy		11,987,561	(4,731,294)	7,256,267
Metals		(1,581,310)	(9,485,676)	(11,066,986)

		$6,048,457	$(27,932,012)	$(21,883,555)

		Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$23,779,641	$10,811,173	$34,590,814
Energy		5,118,288	2,931,004	8,049,292
Metals		11,039,151	2,452,914	13,492,065

		$39,937,080	$16,195,091	$56,132,171

For the years ended December 31, 2012, 2011 and 2010 the monthly average number of futures contracts bought and sold was approximately 6,998, 7,055 and 6,612, respectively.

As of December 31, 2012 and 2011 the Agricultural Sector Series’ derivative contracts had the following impact on the statements of financial condition:

Agricultural Sector Series

	Contract Risk	Location	Asset Derivatives December 31, 2012	Liability Derivatives December 31, 2012	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$143,072	$(590,699)	$(447,627)
Energy			—	—	—
Metals			—	—	—

			$143,072	$(590,699)	$(447,627)

	Contract Risk	Location	Asset Derivatives December 31, 2011	Liability Derivatives December 31, 2011	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$188,335	$(406,588)	$(218,253)
Energy			—	—	—
Metals			—	—	—

			$188,335	$(406,588)	$(218,253)

For the years ended December 31, 2012, 2011 and 2010 the Agricultural Sector Series’ derivative contracts had the following impact on the statements of operations:

		Year ended December 31, 2012
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$467,837	$(229,374)	$238,463
Energy		—	—	—
Metals		—	—	—

		$467,837	$(229,374)	$238,463

		Year ended December 31, 2011
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(789,315)	$(2,009,749)	$(2,799,064)
Energy		—	—	—
Metals		—	—	—

		$(789,315)	$(2,009,749)	$(2,799,064)

		Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$3,251,109	$1,514,854	$4,765,963
Energy		—	—	—
Metals		—	—	—

		$3,251,109	$1,514,854	$4,765,963

For the years ended December 31, 2012, 2011 and 2010 the monthly average number of futures contracts bought and sold was approximately 381, 373 and 477, respectively.

Energy Sector Series

As of December 31, 2012 and 2011 the Energy Sector Series’ derivative contracts had no impact on the statement of financial condition.

For the years ended December 31, 2012 and 2011 the Energy Sector Series’ derivative contracts had no impact on the statement of operations.

For the year ended December 31, 2010 the Energy Sector Series’ derivative contracts had the following impact on the statement of operations:

		Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$—	$—	$—
Energy		(206,448)	—	(206,448)
Metals		—	—	—

		$(206,448)	$—	$(206,448)

For the year ended December 31, 2010, the monthly average number of futures contracts bought and sold was approximately 75.

Equity in Broker Trading Account	12 Months Ended
Dec. 31, 2012
Equity in Broker Trading Account [Abstract]
Equity in Broker Trading Account

Note 4. Equity in Broker Trading Account

Cash and financial instruments held at the Company’s clearing brokers collateralize amounts due to the clearing brokers, if any, and may serve to satisfy regulatory or clearing broker margin requirements. The Company earns interest on its assets deposited with the brokers. At December 31, 2012 and 2011, the following amounts of cash were held at the clearing brokers to satisfy margin requirements.

	December 31, 2012	December 31, 2011
Total Index Series	$17,224,591	$23,495,853
Agricultural Sector Series	780,902	871,324

MF Global Bankruptcy	12 Months Ended
Dec. 31, 2012
MF Global Bankruptcy [Abstract]
MF Global Bankruptcy

Note 5. MF Global Bankruptcy

On October 31, 2011, MF Global Inc. (MF Global), the Company’s clearing broker at that time, reported to the Securities Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) possible deficiencies in customer segregated accounts held at the firm. As a result, the SEC and CFTC determined that a liquidation led by the Securities Investor Protection Corporation (SIPC) would be the safest and most prudent course of action to protect customer accounts and assets, and a SIPC-led liquidation commenced. The Company held assets in customer segregated and secured amount accounts on deposit as required to support futures positions at MF Global as of October 31, 2011.

On November 21, 2011, the liquidation trustee for MF Global (the Trustee) made a statement that the apparent shortfall in MF Global segregated funds could be as much as $1.2 billion. In light of the foregoing, the inherent uncertainty in the timing and results of the liquidation process from the bankruptcy proceedings, and after consultation with professional advisors, the Managing Member made the decision to account for the Company’s estimated exposure to such shortfall by taking a reserve, in accordance with GAAP, of $7,330,679 or 2.33% of the members’ equity of the Total Index Series and $486,844 or 3.17% of the members’ equity of the Agricultural Sector Series. The amount of the receivable from MF Global increased from December 31, 2011 due to foreign currency conversions recorded in January 2012 of $157,344, and was reduced by a distribution by the Trustee of $826,971 in September 2012.

On November 1, 2012, the Company sold its MF Global claims for both the Total Index Series and the Agricultural Sector Series. The US trading account claims (4d) were sold for 97.75% of the total claim amount and the foreign futures trading accounts (30.7) were sold for 92.75% of the total claim amount. The sale amount of the claims was recorded on October 31, 2012 and the proceeds were received on November 2, 2012 for both the Total Index Series and Agricultural Sector Series in the amounts of $16,047,085 and $1,339,829, respectively. As a result of the sale of the MF Global claims the MF Global gain recorded in 2012 was $5,688,660 and $347,629 for the Total Index Series and Agricultural Sector Series, respectively. Redeemed investors that invested in either series prior to October 31, 2011 were paid their pro rata share of the claims sale proceeds.

Given the adverse impact of the MF Global liquidation and surrounding events, the Company issued separate classes of Interests to Members (Class B Interests) who invest in the Total Index Series or the Agricultural Sector Series on or after November 1, 2011. Members in these separate classes of Interests did not participate in any losses related to the MF Global liquidation nor did they participate in the recoveries from MF Global or the reversals of any reserves or losses taken related to the MF Global liquidation. The Class A Interests, a separate class of Interests issued to Members prior October 31, 2011 are no longer being offered.

Subscriptions, Withdrawals, and Distributions	12 Months Ended
Dec. 31, 2012
Subscriptions, Withdrawals, and Distributions [Abstract]
Subscriptions, Withdrawals, and Distributions

Note 6. Subscriptions, Withdrawals, and Distributions

The minimum initial subscription for the Company for new investors is $25,000. For existing investors in the Company, the minimum additional subscription amount is $10,000. Subscriptions will be effective at the opening of business on the first day of trading of the next calendar month. The Managing Member may, in its absolute discretion, accept or reject subscriptions, in whole or in part, and waive the minimum investment amounts. Class A Interests were issued through October 2011. As described above, Class B interests were issued for contributions received on or after November 1, 2011.

Non-managing members may withdraw some or all of their interest in the Company as of the end of any calendar month upon five business days prior written notice. Withdrawals from the Company made prior to the end of the sixth full calendar month following a non-managing member’s initial investment in the Company are subject to a withdrawal charge, payable to the relevant Series, equal to 1 percent of the amount withdrawn, provided that such charge will not apply if the withdrawal is resulting from a request to exchange Interests in one Series for Interests in another Series. The Managing Member may defer or suspend withdrawal rights under certain circumstances.

Distributions may be made at the discretion of the Managing Member. Distributions need not be made pro rata to all non-managing members of the Company based on the balance of their capital accounts. However, given the monthly liquidity of the Company, no distributions are anticipated.

The Managing Member	12 Months Ended
Dec. 31, 2012
The Managing Member [Abstract]
The Managing Member

Note 7. The Managing Member

Price Asset Management, Inc. (PAM), an Illinois corporation, is the managing member, commodity pool operator and commodity trading advisor of the Company. PAM is also registered with the SEC as a registered investment adviser.

The Managing Member will maintain a capital account balance in each Series sufficient for such Series to be treated as a partnership for federal income tax purposes (which may be $0) and may make withdrawals from its capital accounts without notice to the non-managing members. The Managing Member is not subject to the Managing Member’s management fee, but will otherwise bear its proportionate share of the Company’s expenses.

Fees and Expenses	12 Months Ended
Dec. 31, 2012
Fees and Expenses [Abstract]
Fees and Expenses

Note 8. Fees and Expenses

The Company pays the Managing Member a monthly management fee of 0.054167 percent of the month-end Net Asset Value of each non-managing member’s capital account in the Company (0.65 percent per annum). The Managing Member may waive or reduce its management fee in respect of any non-managing member without entitling any other non-managing member to a similar waiver or reduction. There were no waived fees for the years ended December 31, 2012, 2011 and 2010.

The management fees for the years ended December 31, 2012, 2011 and 2010, were as follows, and is reflected in the statements of operations.

	2012	2011	2010
Total Index Series	$1,916,415	$2,194,951	$1,568,683
Agricultural Sector Series	84,882	106,704	107,078
Energy Sector Series	—	—	10,726
The Company	2,001,297	2,301,655	1,686,487

Non-managing members in the Company introduced by their respective selling agents may be charged a monthly service fee of 0.0833 percent (1 percent per annum) payable to the selling agent. They may also be charged an upfront sales fee of up to one percent of the subscriptions amount that is deducted from the subscription proceeds and paid to the applicable selling agent, if any. For the years ended December 31, 2012, 2011 and 2010 subscriptions are net of the following amounts in sales fees that were charged to applicable non-managing members.

	2012	2011	2010
Total Index Series	$9,650	$19,037	$28,400
Agricultural Sector Series	5,750	9,353	17,900
Energy Sector Series	—	—	—
The Company	15,400	28,390	46,300

Non-managing members introduced through qualified advisors, including the marketing representative, Uhlmann Price Securities, LLC, will not be charged a service fee. Uhlmann Price Securities, LLC, an affiliate of the Managing Member, will be paid its introducing fee by the Managing Member without reimbursement from the Company. The Company incurred the following amount of servicing fees to the selling agents during the years ended December 31, 2012, 2011 and 2010 respectively.

	2012	2011	2010
Total Index Series	$109,638	$135,874	$119,620
Agricultural Sector Series	18,419	29,966	21,679
Energy Sector Series	—	—	71
The Company	128,057	165,840	141,370

The Company pays all of its own legal, accounting, auditing, reporting, administrative and initial offering expenses.

Any expenses of the Company as a whole, and not specific to any Series of the Company, will be allocated ratably among the Series, in the ratio that the Net Asset Value of each Series bears to the aggregate Net Asset Value of all Series. The Managing Member believes this allocation method to be reasonable.

The Price Futures Group, Inc. (Price), an affiliate of the Managing Member, acts as the introducing broker for the Company, whereby certain accounts of the Company are introduced to the Company’s clearing broker. A portion of the brokerage fee paid by the Company for clearing transactions is paid to Price, by the clearing broker.

Commencing June 1, 2010, the Company pays 0.0083 percent (0.10 percent per annum) of the month-end net asset value, Series by Series, as a support service fee to pay broker-dealers for distribution related services to the Company for hosting distribution platforms or providing custody solutions.

The Company incurred the following amount of support services fees during the years ended December 31, 2012, 2011 and 2010, respectively.

	2012	2011	2010
Total Index Series	$294,673	$337,502	$160,240
Agricultural Sector Series	13,052	16,407	9,302
Energy Sector Series	—	—	426
The Company	307,725	353,909	169,968

Trading Activities and Related Risks	12 Months Ended
Dec. 31, 2012
Trading Activities and Related Risks [Abstract]
Trading Activities and Related Risks

Note 9. Trading Activities and Related Risks

The Company is exposed to both market risk, the risk arising from changes in the market value of the financial instruments, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

Market risk: The Company engages in the speculative trading of derivative financial instruments that involve varying degrees of off balance sheet market risk whereby changes in the market values of the underlying commodities may result in changes in the value of the derivative financial instruments in excess of the amounts reflected in the statements of financial condition. Theoretically, the Company is exposed to a market risk equal to the notional value of futures and forward contracts purchased.

Credit risk and concentration of credit risk: Credit risk arises primarily from the potential inability of counterparties, such as clearing brokers, banks or other financial institutions, to perform in accordance with the terms of a contract. The Company’s exposure to credit risk associated with counterparty nonperformance is limited to the current cost to replace all contracts in which the Company has a gain. Exchange traded financial instruments, such as financial futures, generally do not give rise to significant counterparty exposure due to daily cash settlement procedures for daily gains and losses and the margin requirements of the individual exchanges. The Company clears all of its trades through ADM Investor Services, Inc. and RBC Capital Markets, LLC. In the event these brokers do not fulfill their obligations, the Company may be exposed to risk.

The Company maintains deposits with financial institutions in amounts that are in excess of federally insured limits; however, the Company does not believe it is exposed to any significant credit risk.

The Managing Member has established procedures to actively monitor the creditworthiness of the counterparties with which it conducts business in order to minimize market and credit risks. The non-managing members bear the risk of loss only to the extent of the value of their respective investments and, in certain circumstances, distributions and withdrawals received.

Financial Highlights	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Financial Highlights

Note 10. Financial Highlights

Financial highlights for non-managing members of the Company for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Total Index Series			Agricultural Sector Series			Energy Sector Series
	2012	2011	2010	2012	2011	2010	2012	2011	2010 (3)
Total Return	2.86%	(10.20)%	17.67%	3.13%	(19.64)%	34.81%	—%	—%	(7.61)%

Ratios to average members’ equity (net assets)
Total expenses (1)	0.94%	0.92%	0.96%	1.30%	1.22%	1.17%	—%	—%	1.59%

Net investment income (loss) (2)	1.00%	(3.07)%	(0.92)%	1.38%	(4.13)%	(1.14)%	—%	—%	(1.54)%

(1)	The ratio of operating expenses to average members’ equity (net asset) values does not include brokerage commissions.
(2)	Net investment income (loss) does not include net realized and unrealized gains and losses and the related brokerage commissions of the Series.
(3)	Annualized.

Each ratio is calculated for the non-managing members taken as a whole. The computation of an individual non-managing member’s ratios may vary from the ratios calculated above based on any fee waivers and the timing of capital transactions or participation in gains or losses from MF Global.

The total returns and ratios exclude the effects of any 1 percent sales fees charged by the selling agents as this fee is deducted from the subscription proceeds and paid to the applicable selling agent.

Indemnifications	12 Months Ended
Dec. 31, 2012
Indemnifications [Abstract]
Indemnifications

Note 11. Indemnifications

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties that provide indemnifications under certain circumstances. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. The Managing Member expects the risk of any future obligations under these indemnifications to be remote.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 12. Subsequent Events

Subsequent to December 31, 2012, subscriptions and withdrawals of interests were as follows:

	Total Index Series		Agricultural Sector Series		Total RICI ® Linked - PAM Advisors Fund, LLC
	Subscriptions	Withdrawals	Subscriptions	Withdrawals	Subscriptions	Withdrawals
January	$11,159,252	$2,853,788	$55,579	$—	$11,214,831	$2,853,788
February	$963,565	8,226,880	39,600	192,481	1,003,165	8,419,361
March	$1,122,796	—	—	—	1,122,796	—

Total	$13,245,613	$11,080,668	$95,179	$192,481	$13,340,792	$11,273,149

Nature of Operations and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Nature of Operations and Significant Accounting Policies [Abstract]
Series of membership interests

Series of membership interests: The Company is currently offering four series (each, a Series) of limited liability company interests (Interests): the RICI® Linked – PAM Total Index Series (Total Index Series), the RICI® Linked – PAM Agricultural Sector Series (Agricultural Sector Series), the RICI® Linked – PAM Energy Sector Series (Energy Sector Series), and the RICI ® Linked – PAM Metals Sector Series (Metals Sector Series). Each Series invests substantially all of its assets in derivative contracts representing the commodity positions contained in the Rogers International Commodity Index® (Index), or a sub-index thereof. Each Series is designed to be a portfolio diversification option - not a complete investment program – for sophisticated investors seeking exposure to commodities. Currently, three Series have commenced trading, the Total Index Series which began trading May 8, 2007, the Agricultural Sector Series which began trading February 1, 2008 and the Energy Sector Series which began trading January 1, 2010. The Energy Sector Series ceased operations after paying out withdrawal proceeds with respect to the July 31, 2010 withdrawal date. The Metals Sector Series has not yet commenced operations.

The Company has been granted a license to use the Index pursuant to a sub-licensing arrangement. If the sub-license arrangement were to terminate and the Company lost use of the Index, the Company will have to terminate the offering of its Interests in the Company.

Price Asset Management, Inc. is the Managing Member of the Company. The Company operated under exemption pursuant to Regulation 4.7 under the Commodity Exchange Act (“CEA”). Effective August 1, 2009 the Company no longer claims exemption and operates pursuant to Regulation 4.22 under the CEA.

The Company is organized as a “series” limited liability company such that, pursuant to Section 18-215(b) of the Delaware Limited Liability Company Act, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable only against the assets of such Series and not against the assets of the Company generally or any other Series. Accordingly, the assets of one Series of the Company include only those funds and other assets that are paid to, held by or distributed to the Company on account of and for the benefit of that Series, including, without limitation, funds delivered to the Company for investment in that Series.

Total Index Series	Total Index Series: trading is comprised of three commodity product sectors encompassing 37 markets worldwide.
Agricultural Sector Series	Agricultural Sector Series: trading is comprised of one commodity product sector encompassing 21 agricultural markets worldwide.
Energy Sector Series	Energy Sector Series: trading is comprised of one commodity product sector encompassing 6 energy markets worldwide.
Metals Sector Series	Metals Sector Series: trading is comprised of one commodity product sector encompassing 10 metals markets worldwide.
Accounting policies

Accounting policies: The Company follows generally accepted accounting principles (GAAP), as established by the Financial Accounting Standards Board (FASB), to ensure consistent reporting of financial condition and results of operations.

Use of estimates

Use of estimates: The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents	Cash and cash equivalents: Cash and cash equivalents include highly liquid instruments with original maturities of three months or less at the date of acquisition.
Net asset value

Net asset value: “Net Asset Value” or “Net Assets” associated with each Series is the sum of all cash plus investments, at fair value, plus the liquidating value of all open commodity positions maintained by the Series plus interest receivable and other assets, less all liabilities of the Series determined in accordance with GAAP.

Securities and derivative financial instruments

Securities and derivative financial instruments: Investments in securities and derivative financial instruments and related expenses are recorded on trade date and at fair value. Gains and losses are realized when contracts are liquidated. Unrealized gains or losses on open contracts (the difference between contract purchase price and market price) at the date of the statements of financial condition are included in equity in broker trading accounts as a net unrealized gain or loss, as there exists a right to offset. Any change in net unrealized gain or loss from the preceding period is reported in the statements of operations. Brokerage commissions include clearing and exchange fees and are separately reported in the statements of operations.

Translation of foreign currencies

Translation of foreign currencies: The Company’s functional currency is the U.S. dollar; however, it transacts business in foreign currencies. Investments denominated in foreign currencies are translated into U.S. dollars at the rates in effect at the date of the statements of financial condition. Income and expense items denominated in foreign currencies are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported as part of realized gains and losses in the statements of operations.

Subscriptions	Subscriptions: Non-managing member subscriptions are presented in the statement of changes in members’ equity (net assets), net of sales fees, if any.
Withdrawals payable	Withdrawals payable: Withdrawals prior to month end with a fixed effective date and fixed amount are recorded as withdrawals payable as of month end.
Ongoing offering expenses	Ongoing offering expenses: Ongoing offering expenses are charged to expense as incurred.
Income taxes

Income taxes: No provision for income taxes has been made in these financial statements because members are individually responsible for reporting income or loss based on their respective shares in the Company’s income and expenses as reported for income tax purposes.

The FASB provides guidance for how uncertain tax positions should be recognized, measured, disclosed and presented in the financial statements. The guidance requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained “when challenged” or “when examined” by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and liability in the current year. Through December 31, 2012, management has determined that there are no material uncertain income tax positions.

The Company is not subject to examination by U.S. Federal and state tax authorities for years before 2009.

Reclassifications	Reclassifications: Certain balances for the year ended December 31, 2010, have been reclassified to conform to the 2012 presentation with no effect on the results from operations.
Statement of cash flows

Statement of cash flows: The Company has elected not to provide statements of cash flows as permitted by GAAP as all of the following conditions have been met:

During the year, substantially all of the Company’s investments were classified as Level 1 and Level 2 assets and liabilities within the fair value hierarchy;

Substantially all of the Company’s investments are carried at fair value;

The Company had little or no debt during the year; and

The Company’s financial statements include a statement of changes in members’ equity (net assets).

Recently issued accounting pronouncements

Recently issued accounting pronouncements: In December 2011, the FASB issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for annual and interim periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The effective date is January 1, 2013. The adoption of this guidance is not expected to have a material impact on the Company’s financial position or results of operations.

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Assets and liabilities measured at fair value on a recurring basis

	Total Index Series		Agricultural Sector Series		Total RICI® Linked - PAM Advisors Fund, LLC
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012	2011
Description	Level 1	Level 1	Level 1	Level 1	Level 1	Level 1
Equity in broker trading account Futures contracts	$(660,454)	$(7,034,079)	$(447,627)	$(218,253)	$(1,108,081)	$(7,252,332)
Cash and cash equivalents Money market funds	11,779,729	191,286	309,127	—	12,088,856	191,286
Investments Government-sponsored enterprise securities	219,959,160	245,980,900	9,698,930	9,498,975	229,658,090	255,479,875
Mutual funds	10,000,554	5,920,265	200,000	846,264	10,200,554	6,766,529

	$241,078,989	$245,058,372	$9,760,430	$10,126,986	$250,839,419	$255,185,358

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Impact of derivative contracts on the statement of financial condition

Total Index Series

	Contract Risk	Location	Asset Derivatives December 31, 2012	Liability Derivatives December 31, 2012	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$1,123,319	$(4,723,085)	$(3,599,766)
Energy			924,732	(351,698)	573,034
Metals			3,996,960	(1,630,682)	2,366,278

			$6,045,011	$(6,705,465)	$(660,454)

	Contract Risk	Location	Asset Derivatives December 31, 2011	Liability Derivatives December 31, 2011	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$1,758,810	$(3,359,771)	$(1,600,961)
Energy			102,759	(1,566,761)	(1,464,002)
Metals			2,412,135	(6,381,251)	(3,969,116)

			$4,273,704	$(11,307,783)	$(7,034,079)

Agricultural Sector Series

	Contract Risk	Location	Asset Derivatives December 31, 2012	Liability Derivatives December 31, 2012	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$143,072	$(590,699)	$(447,627)
Energy			—	—	—
Metals			—	—	—

			$143,072	$(590,699)	$(447,627)

	Contract Risk	Location	Asset Derivatives December 31, 2011	Liability Derivatives December 31, 2011	Net
Futures:	Commodity price	Equity in broker trading account
Agriculture			$188,335	$(406,588)	$(218,253)
Energy			—	—	—
Metals			—	—	—

			$188,335	$(406,588)	$(218,253)

Impact of derivative contracts on statement of operations

		Year ended December 31, 2012
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$6,076,139	$(10,497,383)	$(4,421,244)
Energy		(3,399,815)	7,430,349	4,030,534
Metals		(3,391,964)	9,440,659	6,048,695

		$(715,640)	$6,373,625	$5,657,985

		Year ended December 31, 2011
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(4,357,794)	$(13,715,042)	$(18,072,836)
Energy		11,987,561	(4,731,294)	7,256,267
Metals		(1,581,310)	(9,485,676)	(11,066,986)

		$6,048,457	$(27,932,012)	$(21,883,555)

		Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$23,779,641	$10,811,173	$34,590,814
Energy		5,118,288	2,931,004	8,049,292
Metals		11,039,151	2,452,914	13,492,065

		$39,937,080	$16,195,091	$56,132,171

		Year ended December 31, 2012
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$467,837	$(229,374)	$238,463
Energy		—	—	—
Metals		—	—	—

		$467,837	$(229,374)	$238,463

		Year ended December 31, 2011
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$(789,315)	$(2,009,749)	$(2,799,064)
Energy		—	—	—
Metals		—	—	—

		$(789,315)	$(2,009,749)	$(2,799,064)

		Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$3,251,109	$1,514,854	$4,765,963
Energy		—	—	—
Metals		—	—	—

		$3,251,109	$1,514,854	$4,765,963

		Year ended December 31, 2010
	Contract Risk	Realized gains (losses) on futures contracts	Change in unrealized gains (losses) on open futures contracts	Net trading gains (losses)
Futures:	Commodity price
Agriculture		$—	$—	$—
Energy		(206,448)	—	(206,448)
Metals		—	—	—

		$(206,448)	$—	$(206,448)

Equity in Broker Trading Account (Tables)	12 Months Ended
Dec. 31, 2012
Equity in Broker Trading Account [Abstract]
Amounts of cash and futures contracts

	December 31, 2012	December 31, 2011
Total Index Series	$17,224,591	$23,495,853
Agricultural Sector Series	780,902	871,324

Fees and Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Fees and Expenses [Abstract]
Management fees

	2012	2011	2010
Total Index Series	$1,916,415	$2,194,951	$1,568,683
Agricultural Sector Series	84,882	106,704	107,078
Energy Sector Series	—	—	10,726
The Company	2,001,297	2,301,655	1,686,487

Service fees net of sales fees to selling agents

	2012	2011	2010
Total Index Series	$9,650	$19,037	$28,400
Agricultural Sector Series	5,750	9,353	17,900
Energy Sector Series	—	—	—
The Company	15,400	28,390	46,300

Servicing fees to selling agents

	2012	2011	2010
Total Index Series	$109,638	$135,874	$119,620
Agricultural Sector Series	18,419	29,966	21,679
Energy Sector Series	—	—	71
The Company	128,057	165,840	141,370

Support services fees

	2012	2011	2010
Total Index Series	$294,673	$337,502	$160,240
Agricultural Sector Series	13,052	16,407	9,302
Energy Sector Series	—	—	426
The Company	307,725	353,909	169,968

Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Financial highlights for non-managing members

	Total Index Series			Agricultural Sector Series			Energy Sector Series
	2012	2011	2010	2012	2011	2010	2012	2011	2010 (3)
Total Return	2.86%	(10.20)%	17.67%	3.13%	(19.64)%	34.81%	—%	—%	(7.61)%

Ratios to average members’ equity (net assets)
Total expenses (1)	0.94%	0.92%	0.96%	1.30%	1.22%	1.17%	—%	—%	1.59%

Net investment income (loss) (2)	1.00%	(3.07)%	(0.92)%	1.38%	(4.13)%	(1.14)%	—%	—%	(1.54)%

(1)	The ratio of operating expenses to average members’ equity (net asset) values does not include brokerage commissions.
(2)	Net investment income (loss) does not include net realized and unrealized gains and losses and the related brokerage commissions of the Series.
(3)	Annualized.

Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subscriptions and withdrawals of interests

	Total Index Series		Agricultural Sector Series		Total RICI ® Linked - PAM Advisors Fund, LLC
	Subscriptions	Withdrawals	Subscriptions	Withdrawals	Subscriptions	Withdrawals
January	$11,159,252	$2,853,788	$55,579	$—	$11,214,831	$2,853,788
February	$963,565	8,226,880	39,600	192,481	1,003,165	8,419,361
March	$1,122,796	—	—	—	1,122,796	—

Total	$13,245,613	$11,080,668	$95,179	$192,481	$13,340,792	$11,273,149

Nature of Operations and Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nature of Operations and Significant Accounting Policies (Additional Textual) [Abstract]
Amount of uncertain income tax positions	$ 0	$ 0
Cash and cash equivalents maturity period	Original maturities of three months or less
Provision for income taxes	$ 0
Total Index Series [Member]
Nature of Operations and Significant Accounting Policies (Textual) [Abstract]
Date of commencing trading business	May 8, 2007
Commodity product sectors markets	37
Agricultural Sector Series [Member]
Nature of Operations and Significant Accounting Policies (Textual) [Abstract]
Date of commencing trading business	Feb 1, 2008
Commodity product sectors markets	21
Energy Sector Series [Member]
Nature of Operations and Significant Accounting Policies (Textual) [Abstract]
Date of commencing trading business	Jan 1, 2010
Commodity product sectors markets	6
Metals Sector Series [Member]
Nature of Operations and Significant Accounting Policies (Textual) [Abstract]
Commodity product sectors markets	10

Fair Value of Financial Instruments (Details) (Fair Value, Measurements, Recurring [Member], Fair Value, Inputs, Level 1 [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Total Index Series [Member]
Investments
Assets, Fair value	$ 241,078,989	$ 245,058,372
Total Index Series [Member] | Futures contracts [Member]
Equity in broker trading account
Equity in broker trading account, Fair value	(660,454)	(7,034,079)
Total Index Series [Member] | Government-sponsored enterprise securities [Member]
Investments
Investments, Fair value	219,959,160	245,980,900
Total Index Series [Member] | Mutual funds [Member]
Investments
Investments, Fair value	10,000,554	5,920,265
Total Index Series [Member] | Money market funds [Member]
Cash and cash equivalents
Cash and cash equivalents, Fair value	11,779,729	191,286
Agricultural Sector Series [Member]
Investments
Assets, Fair value	9,760,430	10,126,986
Agricultural Sector Series [Member] | Futures contracts [Member]
Equity in broker trading account
Equity in broker trading account, Fair value	(447,627)	(218,253)
Agricultural Sector Series [Member] | Government-sponsored enterprise securities [Member]
Investments
Investments, Fair value	9,698,930	9,498,975
Agricultural Sector Series [Member] | Mutual funds [Member]
Investments
Investments, Fair value	200,000	846,264
Agricultural Sector Series [Member] | Money market funds [Member]
Cash and cash equivalents
Cash and cash equivalents, Fair value	309,127
Total RICI Linked - PAM Advisors Fund, LLC [Member]
Investments
Assets, Fair value	250,839,419	255,185,358
Total RICI Linked - PAM Advisors Fund, LLC [Member] | Futures contracts [Member]
Equity in broker trading account
Equity in broker trading account, Fair value	(1,108,081)	(7,252,332)
Total RICI Linked - PAM Advisors Fund, LLC [Member] | Government-sponsored enterprise securities [Member]
Investments
Investments, Fair value	229,658,090	255,479,875
Total RICI Linked - PAM Advisors Fund, LLC [Member] | Mutual funds [Member]
Investments
Investments, Fair value	10,200,554	6,766,529
Total RICI Linked - PAM Advisors Fund, LLC [Member] | Money market funds [Member]
Cash and cash equivalents
Cash and cash equivalents, Fair value	$ 12,088,856	$ 191,286

Fair Value of Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value assets and liability transfers description between level one two and three	There was no transfer among Levels 1, 2 and 3 during the period ended December 31, 2012 and year ended December 31, 2011.	There was no transfer among Levels 1, 2 and 3 during the period ended December 31, 2012 and year ended December 31, 2011.
Fair Value, Inputs, Level 2 [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair value	0	0
Liabilities, Fair Value	0	0

Derivative Instruments (Details) (Futures: Commodity price Equity in broker trading account [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Total Index Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives	$ 6,045,011	$ 4,273,704
Liability Derivatives	(6,705,465)	(11,307,783)
Net	(660,454)	(7,034,079)
Agricultural Sector Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives	143,072	188,335
Liability Derivatives	(590,699)	(406,588)
Net	(447,627)	(218,253)
Agriculture [Member] | Total Index Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives	1,123,319	1,758,810
Liability Derivatives	(4,723,085)	(3,359,771)
Net	(3,599,766)	(1,600,961)
Agriculture [Member] | Agricultural Sector Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives	143,072	188,335
Liability Derivatives	(590,699)	(406,588)
Net	(447,627)	(218,253)
Energy [Member] | Total Index Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives	924,732	102,759
Liability Derivatives	(351,698)	(1,566,761)
Net	573,034	(1,464,002)
Energy [Member] | Agricultural Sector Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives
Liability Derivatives
Net
Metals [Member] | Total Index Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives	3,996,960	2,412,135
Liability Derivatives	(1,630,682)	(6,381,251)
Net	2,366,278	(3,969,116)
Metals [Member] | Agricultural Sector Series [Member]
Impact of derivative contracts on the statement of financial condition
Asset Derivatives
Liability Derivatives
Net

Derivative Instruments (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Index Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	$ (715,640)	$ 6,048,457	$ 39,937,080
Change in unrealized gains (losses) on open futures contracts	6,373,625	(27,932,012)	16,195,091
Agricultural Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	467,837	(789,315)	3,251,109
Change in unrealized gains (losses) on open futures contracts	(229,374)	(2,009,749)	1,514,854	[1],[2]
Energy Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts			(206,448)
Change in unrealized gains (losses) on open futures contracts
Futures: Commodity price [Member] | Total Index Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	(715,640)	6,048,457	39,937,080
Change in unrealized gains (losses) on open futures contracts	6,373,625	(27,932,012)	16,195,091
Net trading gains (losses)	5,657,985	(21,883,555)	56,132,171
Futures: Commodity price [Member] | Agricultural Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	467,837	(789,315)	3,251,109
Change in unrealized gains (losses) on open futures contracts	(229,374)	(2,009,749)	1,514,854
Net trading gains (losses)	238,463	(2,799,064)	4,765,963
Futures: Commodity price [Member] | Energy Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts			(206,448)
Net trading gains (losses)	0	0	(206,448)
Agriculture [Member] | Futures: Commodity price [Member] | Total Index Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	6,076,139	(4,357,794)	23,779,641
Change in unrealized gains (losses) on open futures contracts	(10,497,383)	(13,715,042)	10,811,173
Net trading gains (losses)	(4,421,244)	(18,072,836)	34,590,814
Agriculture [Member] | Futures: Commodity price [Member] | Agricultural Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	467,837	(789,315)	3,251,109
Change in unrealized gains (losses) on open futures contracts	(229,374)	(2,009,749)	1,514,854
Net trading gains (losses)	238,463	(2,799,064)	4,765,963
Agriculture [Member] | Futures: Commodity price [Member] | Energy Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts
Change in unrealized gains (losses) on open futures contracts
Net trading gains (losses)
Energy [Member] | Futures: Commodity price [Member] | Total Index Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	(3,399,815)	11,987,561	5,118,288
Change in unrealized gains (losses) on open futures contracts	7,430,349	(4,731,294)	2,931,004
Net trading gains (losses)	4,030,534	7,256,267	8,049,292
Energy [Member] | Futures: Commodity price [Member] | Agricultural Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts
Change in unrealized gains (losses) on open futures contracts
Net trading gains (losses)
Energy [Member] | Futures: Commodity price [Member] | Energy Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts			(206,448)
Net trading gains (losses)			(206,448)
Metals [Member] | Futures: Commodity price [Member] | Total Index Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts	(3,391,964)	(1,581,310)	11,039,151
Change in unrealized gains (losses) on open futures contracts	9,440,659	(9,485,676)	2,452,914
Net trading gains (losses)	6,048,695	(11,066,986)	13,492,065
Metals [Member] | Futures: Commodity price [Member] | Agricultural Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts
Change in unrealized gains (losses) on open futures contracts
Net trading gains (losses)
Metals [Member] | Futures: Commodity price [Member] | Energy Sector Series [Member]
Impact of derivative contracts on statement of operations
Realized gains (losses) on futures contracts
Change in unrealized gains (losses) on open futures contracts
Net trading gains (losses)

[1]	No individual futures contract position constituted greater than 1% of members’ equity (net assets).
[2]	Represents less than 0.01% of members’ equity (net assets).

Derivative Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract	Dec. 31, 2010 Contract
Total Index Series [Member]
Derivative Instruments (Textual) [Abstract]
Monthly average number of futures contracts bought and sold	6,998	7,055	6,612
Total Index Series [Member] | Futures: Commodity price [Member]
Derivative Instruments (Textual) [Abstract]
Impact of derivative contracts on the statement of operations	5,657,985	(21,883,555)	56,132,171
Total Index Series [Member] | Futures: Commodity price Equity in broker trading account [Member]
Derivative Instruments (Textual) [Abstract]
Impact of derivative contracts on the statement of financial condition	(660,454)	(7,034,079)
Agricultural Sector Series [Member]
Derivative Instruments (Textual) [Abstract]
Monthly average number of futures contracts bought and sold	381	373	477
Agricultural Sector Series [Member] | Futures: Commodity price [Member]
Derivative Instruments (Textual) [Abstract]
Impact of derivative contracts on the statement of operations	238,463	(2,799,064)	4,765,963
Agricultural Sector Series [Member] | Futures: Commodity price Equity in broker trading account [Member]
Derivative Instruments (Textual) [Abstract]
Impact of derivative contracts on the statement of financial condition	(447,627)	(218,253)
Energy Sector Series [Member]
Derivative Instruments (Textual) [Abstract]
Monthly average number of futures contracts bought and sold			75
Energy Sector Series [Member] | Futures: Commodity price [Member]
Derivative Instruments (Textual) [Abstract]
Impact of derivative contracts on the statement of operations	0	0	(206,448)
Energy Sector Series [Member] | Futures: Commodity price Equity in broker trading account [Member]
Derivative Instruments (Textual) [Abstract]
Impact of derivative contracts on the statement of financial condition	0	0

Equity in Broker Trading Account (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total Index Series [Member]
Amounts of cash and futures contracts
Amounts of cash and futures contracts	$ 35,174,044	$ 31,988,018
Agricultural Sector Series [Member]
Amounts of cash and futures contracts
Amounts of cash and futures contracts	$ 2,178,462	$ 1,497,965

MF Global Bankruptcy (Details) (USD $)	Oct. 31, 2011	Dec. 31, 2012 Total Index Series [Member]	Dec. 31, 2011 Total Index Series [Member]	Dec. 31, 2012 Agricultural Sector Series [Member]	Dec. 31, 2011 Agricultural Sector Series [Member]	Sep. 30, 2012 MF Global Inc. [Member]	Nov. 21, 2011 MF Global Inc. [Member]	Oct. 31, 2011 MF Global Inc. [Member]	Dec. 31, 2012 MF Global Inc. [Member] Total Index Series [Member]	Dec. 31, 2012 MF Global Inc. [Member] Agricultural Sector Series [Member]
Receivable from MF Global (Textual) [Abstract]
Assets in customer segregated and secured amount accounts on deposit								$ 0
Shortfall in MF Global segregated funds							1,200,000,000
Shortfall by recording a reserve of the member's equity									7,330,679	486,844
Shortfall by recording a reserve of the member's equity (percentage)									2.33%	3.17%
Foreign currency conversions						157,344
Distribution by trustee to reduce receivable						826,971
Proceed received from the sale amount		16,047,085		1,339,829
MF Global gain/(loss)		$ 5,688,660	$ (7,330,679)	$ 347,629	$ (486,844)
Subsequent Events (Additional Textual) [Abstract]
Percentage of US trading accounts claims sold	97.75%
Percentage of foreign futures trading accounts claims sold	92.75%

Subscriptions Withdrawals and Distributions (Details) (USD $)	12 Months Ended
Dec. 31, 2012 D
Subscriptions, Withdrawals, and Distributions (Textual) [Abstract]
Minimum initial subscription for the Company for new investors	$ 25,000
Minimum additional subscription amount	$ 10,000
Percentage of amount withdrawn payable to relevant series	1.00%
Number of business days	5

The Managing Member (Details) (USD $)	12 Months Ended
Dec. 31, 2012
The Managing Member (Textual) [Abstract]
Partnership for federal income tax purposes	$ 0

Fees and Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Index Series [Member]
Management fees
Management fees	$ 1,916,415	$ 2,194,951	$ 1,568,683
Agricultural Sector Series [Member]
Management fees
Management fees	84,882	106,704	107,078
Energy Sector Series [Member]
Management fees
Management fees			10,726
Total RICI Linked - PAM Advisors Fund, LLC [Member]
Management fees
Management fees	$ 2,001,297	$ 2,301,655	$ 1,686,487

Fees and Expenses (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Index Series [Member]
Service fees net of sales fees to selling agents
Service fees net of sales fees to selling agents	$ 9,650	$ 19,037	$ 28,400
Agricultural Sector Series [Member]
Service fees net of sales fees to selling agents
Service fees net of sales fees to selling agents	5,750	9,353	17,900
Energy Sector Series [Member]
Service fees net of sales fees to selling agents
Service fees net of sales fees to selling agents
Total RICI Linked - PAM Advisors Fund, LLC [Member]
Service fees net of sales fees to selling agents
Service fees net of sales fees to selling agents	$ 15,400	$ 28,390	$ 46,300

Fees and Expenses (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Index Series [Member]
Servicing fees to selling agents
Servicing fee payable to selling agent	$ 109,638	$ 135,874	$ 119,620
Agricultural Sector Series [Member]
Servicing fees to selling agents
Servicing fee payable to selling agent	18,419	29,966	21,679
Energy Sector Series [Member]
Servicing fees to selling agents
Servicing fee payable to selling agent			71
Total RICI Linked - PAM Advisors Fund, LLC [Member]
Servicing fees to selling agents
Servicing fee payable to selling agent	$ 128,057	$ 165,840	$ 141,370

Fees and Expenses (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Index Series [Member]
Support services fees
Support services fees reflected in statement of operations	$ 294,673	$ 337,502	$ 160,240
Agricultural Sector Series [Member]
Support services fees
Support services fees reflected in statement of operations	13,052	16,407	9,302
Energy Sector Series [Member]
Support services fees
Support services fees reflected in statement of operations			426
Total RICI Linked - PAM Advisors Fund, LLC [Member]
Support services fees
Support services fees reflected in statement of operations	$ 307,725	$ 353,909	$ 169,968

Fees and Expenses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fees and Expenses (Textual) [Abstract]
Management fee payment condition	0.054167 percent of the month-end Net Asset Value
Managing Member management fee, per annum	0.65%
Service fee charged by selling agents, per month	0.08%
Service fee charged by selling agents, per annum	1.00%
Upfront sales fee charged by selling agents	1.00%
Support service fee to pay broker-dealers, per month	0.0083 percent (0.10 percent per annum) of the month-end net asset value
Support service fee to pay broker-dealers, per annum	0.10%
Asset value, Series by Series, support service fee to pay broker-dealers for distribution related service	0.01%
Waived management fees	$ 0	$ 0	$ 0

Financial Highlights (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Index Series [Member]
Financial highlights for non-managing members
Total Return	2.86%	(10.20%)	17.67%
Ratios to average members' equity (net assets)
Total expenses	0.94%	0.92%	0.96%
Net investment income (loss)	1.00%	(3.07%)	(0.92%)
Agricultural Sector Series [Member]
Financial highlights for non-managing members
Total Return	3.13%	(19.64%)	34.81%
Ratios to average members' equity (net assets)
Total expenses	1.30%	1.22%	1.17%
Net investment income (loss)	1.38%	(4.13%)	(1.14%)
Energy Sector Series [Member]
Financial highlights for non-managing members
Total Return			(7.61%)
Ratios to average members' equity (net assets)
Total expenses			1.59%
Net investment income (loss)			(1.54%)

Financial Highlights (Details Textual)	12 Months Ended
Dec. 31, 2012
Financial Highlights (Textual) [Abstract]
Sales fees charged by selling agents (percentage)	1.00%

Subsequent Events (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Feb. 29, 2012	Jan. 31, 2012
Total Index Series [Member]
Subscriptions and withdrawals of interests
Subscriptions	$ 13,245,613	$ 1,122,796	$ 963,565	$ 11,159,252
Withdrawals	11,080,668		8,226,880	2,853,788
Agricultural Sector Series [Member]
Subscriptions and withdrawals of interests
Subscriptions	95,179			55,579
Withdrawals	192,481		192,481
Total RICI Linked - PAM Advisors Fund, LLC [Member]
Subscriptions and withdrawals of interests
Subscriptions	13,340,792	1,122,796	1,003,165	11,214,831
Withdrawals	$ 11,273,149		$ 8,419,361	$ 2,853,788